Above market acquired charters	12 Months Ended
Dec. 31, 2017
Above market acquired charters [Abstract]
Above market acquired charters

6. Above market acquired charters

On October 24, 2016 the Partnership acquired the shares of the company owning the M/T Amor from CMTC with outstanding time charters to Cargill and CMTC. The time charter with Cargill was above the market rate for equivalent time charters prevailing at the time of acquisition. The present value of the above market acquired time charter was estimated by the Partnership at $1,061 and recorded as an asset in the consolidated balance sheet as of the acquisition date (Note 3). The time charter with CMTC was equal to the market rate for equivalent time charters prevailing at the time of acquisition.

On February 26, 2016 the Partnership acquired the shares of the company owning the M/V CMA CGM Magdalena from CMTC with outstanding time charter to CMA-CGM S.A., which was above the market rate for equivalent time charters prevailing at the time of acquisition. The present value of the above market acquired time charter of $3,206 was determined as the difference between the time charter rate at which the vessel was fixed at and the market rate for comparable charters as provided by independent third parties on the acquisition date discounted at a WACC of approximately 7.5% and was recorded as an asset in the consolidated balance sheet as of the acquisition date.

For the years ended December 31, 2017, 2016 and 2015 revenues included a reduction of $15,208, $14,542 and $14,864 as amortization of the above market acquired charters, respectively.

An analysis of above market acquired charters is as follows:

 Above market acquired charters                                Book Value

Carrying amount as at January 1, 2016	$100,518
Acquisitions	$4,267
Amortization	$(14,542)
Carrying amount as at December 31, 2016	$90,243
Amortization	$(15,208)
Carrying amount as at December 31, 2017	$75,035

As of December 31, 2017 the remaining carrying amount of unamortized above market acquired time charters was $75,035 and will be amortized in future years as follows:

For the twelve month period ended December 31,	Amount
2018	$14,381
2019	$14,381
2020	$11,695
2021	$8,418
2022	$8,372
Thereafter	$17,788

Total	$75,035